Concessions and Authorizations (Details) - Concession Agreement Or Authorization [Member]	12 Months Ended
Dec. 31, 2024
Copel D I S [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 046/1999, extended by 5th addendum to the contract
Percentage of concession agreements interest	100.00%
Maturity	07.07.2045
Elejor [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 125/2001 – HPP Fundão
Percentage of concession agreements interest	70.00%
Maturity	06.11.2040
Elejor 1 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 125/2001 – HPP Santa Clara
Maturity	05.10.2040
Elejor 2 [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Authorization – SHP Fundão I and SHP Santa Clara I – 753/2002 and 757/2002
Dona Francisca Energetica [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	Contract 188/1998 – HPP Dona Francisca
Percentage of concession agreements interest	23.00%
Maturity	09.21.2037
Usina De Energia Eolica Sao Joao S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 173 /2012 – WPP São João
Percentage of concession agreements interest	49.00%
Maturity	03.26.2047
Usina De Energia Eolica Carnauba S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 204 /2012 – WPP Carnaúbas
Percentage of concession agreements interest	49.00%
Maturity	04.09.2047
Usina De Energia Eolica Reduto S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 230 /2012 – WPP Reduto
Percentage of concession agreements interest	49.00%
Maturity	04.16.2047
Usina De Energia Eolica Santo Cristo S A [Member]
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	MME Ordinance 233/2012 – WPP Santo Cristo
Percentage of concession agreements interest	49.00%
Maturity	04.18.2047